Income and related expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interchange fees	$ 1,380,577	$ 1,187,857	$ 917,373
Late fees	287,483	180,688	104,499
Recharge fees	36,710	48,711	77,469
Insurance commission	29,098	24,394
Rewards revenue	27,240	24,313	22,438
Other fee and commission income	124,924	123,301	115,239
Total fee and commission income	$ 1,886,032	$ 1,589,264	$ 1,237,018